Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited)

March 31, 2026

	Shares/ Principal	Fair Value
Common Stocks - 98.6%
Aerospace & Defense - 3.3%
Boeing Co. (The) *	2,899	$576,988
Carpenter Technology Corp.	86	33,897
Curtiss-Wright Corp.	136	92,632
General Dynamics Corp.	3,247	1,114,435
General Electric Co.	387	109,819
HEICO Corp., Class A	2,285	482,341
Howmet Aerospace, Inc.	335	77,204
Lockheed Martin Corp.	1,946	1,176,143
Northrop Grumman Corp.	1,366	931,940
RTX Corp.	13,215	2,549,174
TransDigm Group, Inc.	127	147,188
Woodward, Inc.	344	123,124
		7,414,885
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	1,935	277,150
FedEx Corp.	2,192	780,746
United Parcel Service, Inc., Class B	3,028	297,895
		1,355,791
Automobile Components - 0.2%
BorgWarner, Inc.	7,296	395,881

Automobiles - 0.3%
Ford Motor Co.	17,570	202,758
General Motors Co.	6,673	497,138
		699,896
Banks - 7.4%
Bank of America Corp.	64,236	3,131,505
Citigroup, Inc.	18,440	2,091,280
Citizens Financial Group, Inc.	2,731	163,778
Credicorp Ltd.	1,239	420,244
Huntington Bancshares, Inc.	59,050	924,132
JPMorgan Chase & Co.	20,404	6,002,041
KeyCorp	29,540	592,277
Popular, Inc.	2,995	401,839
US Bancorp	10,753	559,264
Wells Fargo & Co.	28,423	2,262,755
		16,549,115
Beverages - 1.3%
Coca-Cola Co. (The)	18,257	1,388,445
Constellation Brands, Inc., Class A	1,494	224,100
Molson Coors Beverage Co., Class B	7,538	324,586
Monster Beverage Corp. *	1,011	73,257
PepsiCo, Inc.	5,906	917,143
		2,927,531
Biotechnology - 2.4%
Abbvie, Inc.	1,160	252,288
Amgen, Inc.	1,587	558,386
Biogen, Inc. *	2,986	547,423
BioMarin Pharmaceutical, Inc. *	2,401	135,633
Caris Life Sciences, Inc. *	4,199	75,078

	Shares/ Principal	Fair Value

Biotechnology (continued)
Exelixis, Inc. *	5,704	$244,645
Gilead Sciences, Inc.	6,733	938,378
Incyte Corp. *	751	70,684
Moderna, Inc. *	1,260	64,008
Natera, Inc. *	809	161,792
Neurocrine Biosciences, Inc. *	1,494	196,820
PTC Therapeutics, Inc. *	763	51,983
Regeneron Pharmaceuticals, Inc.	1,078	832,906
REVOLUTION Medicines, Inc. *	1,389	135,080
Roivant Sciences Ltd. *	2,750	76,175
TG Therapeutics, Inc. *	3,669	121,884
Ultragenyx Pharmaceutical, Inc. *	4,268	89,415
United Therapeutics Corp. *	834	494,545
Vertex Pharmaceuticals, Inc. *	469	209,427
Viking Therapeutics, Inc. *	2,162	70,352
		5,326,902
Broadline Retail - 2.4%
Amazon.com, Inc. *	23,212	4,834,363
Coupang, Inc. *	4,197	79,239
Etsy, Inc. *	1,556	77,769
Macy's, Inc.	1,522	27,533
MercadoLibre, Inc. *	152	262,811
		5,281,715
Building Products - 0.5%
Carrier Global Corp.	6,337	356,836
Johnson Controls International PLC	2,298	300,923
Owens Corning	3,575	386,887
Trane Technologies PLC	407	169,613
		1,214,259
Capital Markets - 4.5%
Ameriprise Financial, Inc.	67	29,775
Blue Owl Capital, Inc.	7,637	69,726
Cboe Global Markets, Inc.	1,201	337,565
Charles Schwab Corp. (The)	15,583	1,464,490
CME Group, Inc.	3,384	999,464
Evercore, Inc., Class A	265	79,105
Franklin Resources, Inc.	3,305	78,064
Goldman Sachs Group, Inc. (The)	2,366	2,001,612
Interactive Brokers Group, Inc., Class A	3,878	260,097
Intercontinental Exchange, Inc.	4,880	767,526
Invesco Ltd.	4,643	112,779
Janus Henderson Group PLC	557	28,613
Jefferies Financial Group, Inc.	3,514	145,023
KKR & Co., Inc.	2,981	275,743
Morgan Stanley	14,839	2,442,054
Nasdaq, Inc.	2,835	240,663
SEI Investments Co.	265	20,795
StepStone Group, Inc., Class A	4,362	208,155
Stifel Financial Corp.	1,175	86,856
TPG, Inc.	5,301	214,744

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Capital Markets (continued)
XP, Inc., Class A	8,686	$165,381
		10,028,230
Chemicals - 1.4%
Air Products and Chemicals, Inc.	346	100,509
Albemarle Corp.	1,071	192,277
Corteva, Inc.	7,111	595,262
DuPont de Nemours, Inc.	708	32,426
Eastman Chemical Co.	615	46,937
Ecolab, Inc.	2,524	671,434
FMC Corp.	3,364	57,928
Linde PLC	1,659	822,466
Lyondellbasell Industries NV, Class A	4,511	363,406
PPG Industries, Inc.	411	43,928
Solstice Advanced Materials, Inc.	4,006	305,097
		3,231,670
Commercial Services & Supplies - 0.7%
Copart, Inc. *	4,756	157,899
Republic Services, Inc.	2,587	566,605
Veralto Corp.	7,122	629,727
Waste Connections, Inc.	1,126	182,908
		1,537,139
Communications Equipment - 1.4%
Ciena Corp. *	415	161,116
Cisco Systems, Inc.	21,883	1,697,902
Lumentum Holdings, Inc. *	611	429,386
Motorola Solutions, Inc.	2,169	941,281
		3,229,685
Construction & Engineering - 0.5%
Comfort Systems USA, Inc.	322	444,035
MasTec, Inc. *	2,307	742,254
		1,186,289
Construction Materials - 0.5%
CRH PLC	3,782	397,564
Vulcan Materials Co.	2,214	602,872
		1,000,436
Consumer Finance - 1.2%
Ally Financial, Inc.	10,544	413,641
American Express Co.	3,516	1,063,520
Capital One Financial Corp.	4,516	823,854
OneMain Holdings, Inc.	6,614	353,783
SoFi Technologies, Inc. *	5,497	87,292
		2,742,090
Consumer Staples Distribution & Retail - 2.7%
Casey's General Stores, Inc.	388	282,410
Costco Wholesale Corp.	859	855,933
Dollar General Corp.	2,899	344,198
Dollar Tree, Inc. *	573	62,749
Kroger Co. (The)	2,583	186,906
Performance Food Group Co. *	1,055	90,371

	Shares/ Principal	Fair Value

Consumer Staples Distribution & Retail (continued)
Sysco Corp.	2,929	$208,926
Target Corp.	6,366	771,559
Walgreens Boots Alliance, Inc. *	3,652	1,936
Walmart, Inc.	25,722	3,196,730
		6,001,718
Containers & Packaging - 0.4%
Ball Corp.	1,593	94,162
Crown Holdings, Inc.	3,598	360,699
Graphic Packaging Holding Co.	22,352	222,179
International Paper Co.	4,477	159,829
		836,869
Diversified REITs - 0.1%
Essential Properties Realty Trust, Inc.	4,992	151,557

Diversified Telecommunication Services - 1.7%
AT&T, Inc.	65,505	1,898,990
Comcast Corp., Class A	29,920	859,003
Verizon Communications, Inc.	19,652	986,531
		3,744,524
Electric Utilities - 2.3%
Constellation Energy Corp.	671	187,377
Duke Energy Corp.	685	89,694
Edison International	6,642	486,061
Eversource Energy	6,033	417,966
FirstEnergy Corp.	9,679	490,338
NextEra Energy, Inc.	8,119	754,093
OGE Energy Corp.	5,877	281,861
PG&E Corp.	42,938	754,421
Pinnacle West Capital Corp.	7,761	781,921
Portland General Electric Co.	13,746	725,376
PPL Corp.	6,103	233,135
		5,202,243
Electrical Equipment - 1.3%
Acuity Brands, Inc.	81	22,698
AMETEK, Inc.	1,653	354,337
Eaton Corp. PLC	3,372	1,206,063
Emerson Electric Co.	2,916	382,055
GE Vernova, Inc.	77	67,213
nVent Electric PLC	679	80,312
Rockwell Automation, Inc.	1,882	675,412
		2,788,090
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A	2,159	272,790
CDW Corp.	357	43,204
Coherent Corp. *	1,686	401,622
Corning, Inc.	2,521	342,780
Crane NXT Co.	3,128	126,966
Flex Ltd. *	3,448	225,706

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Electronic Equipment, Instruments & Components (continued)
Jabil, Inc.	650	$172,660
Keysight Technologies, Inc. *	1,889	533,397
TTM Technologies, Inc. *	694	67,609
		2,186,734
Energy Equipment & Services - 0.8%
Baker Hughes Co.	2,289	139,743
Halliburton Co.	13,925	542,936
Schlumberger NV	15,907	817,461
Weatherford International PLC	1,811	171,284
		1,671,424
Entertainment - 0.9%
Electronic Arts, Inc.	768	156,572
Roku, Inc. *	2,967	280,738
Spotify Technology SA *	168	81,465
Take-Two Interactive Software, Inc. *	697	137,658
Walt Disney Co. (The)	9,627	927,850
Warner Bros Discovery, Inc. *	11,407	313,236
		1,897,519
Financial Services - 3.5%
Berkshire Hathaway, Inc., Class B *	13,162	6,307,230
Chime Financial, Inc., Class A *	1,900	35,587
Fidelity National Information Services, Inc.	10,495	492,321
Fiserv, Inc. *	1,259	70,252
PayPal Holdings, Inc.	6,789	307,067
Rocket Cos., Inc., Class A *	12,520	178,410
Visa, Inc., Class A	550	166,232
Voya Financial, Inc.	2,969	202,842
		7,759,941
Food Products - 0.9%
Archer-Daniels-Midland Co.	4,820	350,366
Conagra Brands, Inc.	14,306	224,890
General Mills, Inc.	14,574	542,444
Smithfield Foods, Inc.	14,883	416,278
Tyson Foods, Inc., Class A	7,111	455,602
		1,989,580
Ground Transportation - 1.0%
CSX Corp.	5,679	233,123
Landstar System, Inc.	843	135,141
Norfolk Southern Corp.	1,108	317,996
Ryder System, Inc.	961	196,726
Union Pacific Corp.	4,879	1,183,743
XPO, Inc. *	327	63,618
		2,130,347
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	13,488	1,384,813
Align Technology, Inc. *	205	35,143
Boston Scientific Corp. *	18,560	1,164,640
DENTSPLY SIRONA, Inc.	3,112	36,099

	Shares/ Principal	Fair Value

Health Care Equipment & Supplies (continued)
GE HealthCare Technologies, Inc.	1,873	$133,320
Hologic, Inc. *	2,252	170,229
Inspire Medical Systems, Inc. *	369	19,033
Medtronic PLC	5,469	473,889
Stryker Corp.	3,693	1,213,483
		4,630,649
Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	3,596	759,871
Centene Corp. *	3,777	123,659
Chemed Corp.	140	52,883
Cigna Group (The)	1,084	289,157
CVS Health Corp.	8,178	587,344
Elevance Health, Inc.	1,220	357,155
Encompass Health Corp.	2,669	258,172
HCA Healthcare, Inc.	1,451	686,671
Humana, Inc.	431	74,731
McKesson Corp.	355	307,203
Tenet Healthcare Corp. *	597	112,660
UnitedHealth Group, Inc.	7,596	2,055,402
		5,664,908
Health Care REITs - 0.5%
Alexandria Real Estate Equities, Inc.	5,336	247,697
Ventas, Inc.	10,898	891,239
		1,138,936
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A *	1,273	223,615

Hotel & Resort REITs - 0.1%
Host Hotels & Resorts, Inc.	16,401	314,243

Hotels, Restaurants & Leisure - 1.6%
Aramark	1,205	48,851
Booking Holdings, Inc.	31	130,520
Carnival Corp.	12,655	327,511
Chipotle Mexican Grill, Inc. *	12,370	395,964
McDonald's Corp.	5,253	1,632,580
Starbucks Corp.	2,743	245,745
Texas Roadhouse, Inc.	305	50,368
Viking Holdings Ltd. *	8,681	637,880
		3,469,419
Household Durables - 0.9%
DR Horton, Inc.	2,192	300,786
Garmin Ltd.	2,457	570,049
Installed Building Products, Inc.	197	52,235
Lennar Corp., Class A	1,233	107,074
Meritage Homes Corp.	7,224	446,732
NVR, Inc. *	58	382,210
Taylor Morrison Home Corp. *	2,062	120,091
Toll Brothers, Inc.	386	52,677
		2,031,854

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Household Products - 1.6%
Colgate-Palmolive Co.	5,664	$482,743
Procter & Gamble Co. (The)	21,444	3,097,371
		3,580,114
Independent Power and Renewable Electricity Producers - 0.0%†
AES Corp. (The)	5,968	84,089

Industrial Conglomerates - 1.1%
3M Co.	16,326	2,371,025

Industrial REITs - 0.3%
Prologis, Inc.	4,359	576,173

Insurance - 3.3%
Allstate Corp. (The)	1,541	319,511
American Financial Group, Inc.	3,637	464,481
American International Group, Inc.	359	27,015
Arch Capital Group Ltd. *	4,086	392,215
Fidelity National Financial, Inc.	1,803	83,623
Globe Life, Inc.	580	80,719
Hanover Insurance Group, Inc. (The)	666	115,451
Hartford Financial Services Group, Inc. (The)	4,855	656,542
Markel Group, Inc. *	131	250,743
MetLife, Inc.	16,060	1,135,763
Progressive Corp. (The)	5,810	1,151,774
Prudential Financial, Inc.	1,715	167,538
Reinsurance Group of America, Inc.	2,599	530,612
Travelers Cos., Inc. (The)	5,831	1,700,786
Unum Group	888	64,851
W R Berkley Corp.	3,514	232,908
		7,374,532
Interactive Media & Services - 4.4%
Alphabet, Inc., Class A	16,750	4,816,630
Alphabet, Inc., Class C	12,196	3,498,545
Meta Platforms, Inc., Class A	2,581	1,476,667
Snap, Inc., Class A *	12,855	59,133
		9,850,975
IT Services - 1.1%
Accenture PLC, Class A	3,655	724,750
Amdocs Ltd.	1,073	70,024
Globant SA *	1,549	71,424
International Business Machines Corp.	5,717	1,385,744
VeriSign, Inc.	660	163,918
		2,415,860
Leisure Products - 0.1%
Hasbro, Inc.	1,463	136,937

Life Sciences Tools & Services - 0.7%
Danaher Corp.	3,351	635,350
IQVIA Holdings, Inc. *	710	121,083
Thermo Fisher Scientific, Inc.	1,768	869,025
		1,625,458

	Shares/ Principal	Fair Value

Machinery - 3.9%
Caterpillar, Inc.	3,831	$2,714,110
Crane Co.	1,512	258,552
Cummins, Inc.	559	300,753
Dover Corp.	212	44,191
Illinois Tool Works, Inc.	6,152	1,601,304
ITT, Inc.	371	70,687
Mueller Industries, Inc.	2,185	242,098
Otis Worldwide Corp.	5,452	420,240
PACCAR, Inc.	2,931	338,531
Parker-Hannifin Corp.	2,290	2,050,100
RBC Bearings, Inc. *	241	130,892
Stanley Black & Decker, Inc.	1,152	81,861
Westinghouse Air Brake Technologies Corp.	1,498	374,365
Xylem, Inc.	819	97,871
		8,725,555
Marine Transportation - 0.0%†
Kirby Corp. *	218	28,968

Media - 0.4%
EchoStar Corp., Class A *	235	27,511
Fox Corp., Class A	6,548	382,403
Fox Corp., Class B	1,677	89,049
Liberty Broadband Corp., Class C *	519	26,106
Trade Desk, Inc. (The), Class A *	6,691	151,819
Versant Media Group, Inc. *	5,704	211,162
		888,050
Metals & Mining - 1.7%
Alcoa Corp.	7,591	503,511
AngloGold Ashanti PLC	1,088	105,928
Cleveland-Cliffs, Inc. *	12,469	105,363
Freeport-McMoRan, Inc.	22,555	1,325,783
Newmont Corp.	10,623	1,149,940
Nucor Corp.	1,143	193,281
Reliance, Inc.	1,243	377,772
Royal Gold, Inc.	484	123,173
		3,884,751
Multi-Utilities - 1.3%
Ameren Corp.	7,374	810,550
Black Hills Corp.	1,132	78,572
CMS Energy Corp.	2,807	217,767
Consolidated Edison, Inc.	307	34,746
DTE Energy Co.	2,650	387,483
NiSource, Inc.	740	34,529
Public Service Enterprise Group, Inc.	1,491	120,697
Sempra	5,867	570,096
WEC Energy Group, Inc.	5,391	624,116
		2,878,556
Oil, Gas & Consumable Fuels - 6.7%
Cheniere Energy, Inc.	2,422	687,267
Chevron Corp.	16,868	3,489,989

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	5,553	$732,996
Devon Energy Corp.	20,892	1,051,285
EOG Resources, Inc.	4,013	580,159
EQT Corp.	493	31,375
Exxon Mobil Corp.	28,984	4,917,425
HF Sinclair Corp.	2,800	174,692
Kinder Morgan, Inc.	16,052	538,224
Marathon Petroleum Corp.	3,139	766,481
Phillips 66	5,376	979,400
Valero Energy Corp.	3,514	868,239
Williams Cos., Inc. (The)	1,391	101,237
		14,918,769
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	1,537	111,817

Passenger Airlines - 0.1%
Alaska Air Group, Inc. *	2,201	80,953
United Airlines Holdings, Inc. *	2,314	213,050
		294,003
Personal Care Products - 0.1%
BellRing Brands, Inc. *	2,025	32,582
Kenvue, Inc.	8,951	154,315
		186,897
Pharmaceuticals - 3.8%
Axsome Therapeutics, Inc. *	159	26,874
Bristol-Myers Squibb Co.	25,916	1,571,805
Johnson & Johnson	15,228	3,722,332
Merck & Co., Inc.	12,823	1,542,479
Pfizer, Inc.	59,086	1,659,135
		8,522,625
Professional Services - 0.5%
Equifax, Inc.	271	48,799
ExlService Holdings, Inc. *	5,802	176,671
Jacobs Solutions, Inc.	2,376	302,417
KBR, Inc.	4,476	164,985
Leidos Holdings, Inc.	2,326	361,740
SS&C Technologies Holdings, Inc.	1,482	100,139
		1,154,751
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	1,527	206,847
Zillow Group, Inc., Class A *	353	14,611
		221,458
Residential REITs - 0.3%
Invitation Homes, Inc.	8,998	223,600
Mid-America Apartment Communities, Inc.	3,900	476,268
		699,868
Retail REITs - 0.2%
Agree Realty Corp.	1,242	93,622

	Shares/ Principal	Fair Value

Retail REITs (continued)
NNN REIT, Inc.	10,830	$455,185
		548,807
Semiconductors & Semiconductor Equipment - 6.0%
Advanced Micro Devices, Inc. *	5,524	1,123,747
Amkor Technology, Inc.	5,489	247,170
Analog Devices, Inc.	3,232	1,028,229
Applied Materials, Inc.	6,098	2,084,235
Broadcom, Inc.	513	158,779
First Solar, Inc. *	1,385	273,205
Globalfoundries, Inc. *	1,439	64,007
Intel Corp. *	33,471	1,477,075
Lam Research Corp.	1,645	351,471
Marvell Technology, Inc.	6,881	681,563
Microchip Technology, Inc.	2,525	163,140
Micron Technology, Inc.	9,221	3,115,223
NVIDIA Corp.	3,107	541,861
Onto Innovation, Inc. *	235	48,191
QUALCOMM, Inc.	6,791	874,545
Skyworks Solutions, Inc.	2,488	133,232
Teradyne, Inc.	1,193	353,677
Texas Instruments, Inc.	3,930	762,970
		13,482,320
Software - 1.3%
Adobe, Inc. *	1,537	373,614
Atlassian Corp., Class A *	702	47,912
Check Point Software Technologies Ltd. *	244	34,855
Dynatrace, Inc. *	1,766	65,307
Elastic NV *	590	29,494
HubSpot, Inc. *	339	82,750
Manhattan Associates, Inc. *	153	20,367
Microsoft Corp.	2,005	742,191
MicroStrategy, Inc. *	365	45,552
RingCentral, Inc., Class A	759	28,227
Salesforce, Inc.	6,648	1,240,982
ServiceNow, Inc. *	260	27,183
Synopsys, Inc. *	426	168,901
Unity Software, Inc. *	2,189	48,027
Zscaler, Inc. *	243	34,090
		2,989,452
Specialized REITs - 1.3%
American Tower Corp.	441	76,108
CubeSmart	28,909	1,059,515
Digital Realty Trust, Inc.	1,876	338,074
Equinix, Inc.	565	553,836
Iron Mountain, Inc.	779	79,567
SBA Communications Corp.	1,183	203,606
VICI Properties, Inc.	23,361	638,222
		2,948,928

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Specialty Retail - 1.6%
AutoZone, Inc. *	86	$290,489
Best Buy Co., Inc.	1,845	118,449
Five Below, Inc. *	143	32,673
Group 1 Automotive, Inc.	261	86,294
Home Depot, Inc. (The)	535	175,956
Lithia Motors, Inc.	616	153,828
Lowe's Cos., Inc.	1,135	268,178
Murphy USA, Inc.	160	79,035
O'Reilly Automotive, Inc. *	6,264	578,230
Penske Automotive Group, Inc.	404	60,406
TJX Cos., Inc. (The)	10,235	1,634,529
Wayfair, Inc., Class A *	742	55,806
		3,533,873
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	2,945	747,411
Dell Technologies, Inc., Class C	2,663	437,078
Hewlett Packard Enterprise Co.	7,067	168,265
Pure Storage, Inc., Class A *	2,570	151,733
SanDisk Corp. *	1,074	682,355
Seagate Technology Holdings PLC	397	155,529
Western Digital Corp.	3,128	846,093
		3,188,464
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co., Class A	7,463	137,991
Lululemon Athletica, Inc. *	677	103,649
Under Armour, Inc., Class C *	1,335	7,729
		249,369
Tobacco - 0.9%
Altria Group, Inc.	11,287	744,829
Philip Morris International, Inc.	7,364	1,217,564
		1,962,393
Trading Companies & Distributors - 0.6%
Air Lease Corp.	466	30,262
Applied Industrial Technologies, Inc.	2,470	655,341
Ferguson Enterprises, Inc.	1,454	339,160
United Rentals, Inc.	447	325,666
		1,350,429
Wireless Telecommunication Services - 0.6%
T-Mobile US, Inc.	5,864	1,231,616

Total Common Stocks
(Cost - $181,112,281)		219,972,566
Short-Term Investments - 1.2%
Money Market Funds - 1.2%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53%(a) (Cost - $2,721,940)	2,721,940	2,721,940

	Shares/ Principal	Fair Value

Total Short-Term Investments (Cost - $2,721,940)		$2,721,940
Total Investments - 99.8%
(Cost - $183,834,221)		$222,694,506
Other Assets Less Liabilities - Net 0.2%		467,145
Total Net Assets - 100.0%		$223,161,651

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	10	6/18/2026	$3,285,375	$(49,542)